Note 9 - Segment Financial Information	9 Months Ended
Sep. 30, 2018
Notes
Note 9 - Segment Financial Information

Note 9 – Segment Financial Information

The Company discloses segment information in accordance with FASB ASC 280.  FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.  The Company maintains eight operating divisions, with one reportable business segment.

At the end of 2017, the Company had seven divisions which comprised its operations:  Division I through Division V, Division VII and Division VIII.  Each division consisted of branch offices that were aggregated based on vice president responsibility and geographic location.  Division I consisted of offices located in South Carolina.  Offices in North Georgia comprised Division II and Division III consisted of offices in South Georgia.  Division IV represented our Alabama offices, Division V represented our Mississippi offices, Division VII represented our Tennessee offices and Division VIII represented our Louisiana offices.  During the first quarter of 2018, the Company separated Division II and Division III, which together encompassed operations in Georgia, into three separate divisions, creating Division IX under a newly appointed vice president.  The following divisional financial data has been retrospectively presented to give effect to the current structure.  The change in reporting structure had no impact on previously reported consolidated results.

Accounting policies of each of the divisions are the same as those for the Company as a whole.  Performance is measured based on objectives set at the beginning of each year and include various factors such as division profit, growth in earning assets and delinquency and loan loss management.  All division revenues result from transactions with third parties.  The Company does not allocate income taxes or corporate headquarter expenses to the divisions.

The following table summarizes revenues, profit and assets by each of the Company's divisions.  Also in accordance therewith, a reconciliation to consolidated net income is provided.

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total

(in thousands)
Division Revenues:
3 months ended 9/30/2018	$ 7,900	$ 8,389	$ 8,435	$ 8,729	$ 5,250	$ 4,116	$ 4,170	$ 7,529	$ 54,518
3 months ended 9/30/2017	$ 6,171	$ 7,832	$ 7,644	$ 8,009	$ 4,467	$ 3,008	$ 3,453	$ 6,595	$ 47,179
9 months ended 9/30/2018	$ 22,435	$ 24,405	$ 24,385	$ 25,789	$ 15,422	$ 11,318	$ 12,070	$ 21,934	$ 157,758
9 months ended 9/30/2017	$ 18,462	$ 24,315	$ 23,846	$ 23,689	$ 13,400	$ 8,558	$ 10,208	$ 20,711	$ 143,189

Division Profit:
3 months ended 9/30/2018	$ 2,907	$ 3,715	$ 3,521	$ 3,126	$ 1,539	$ 864	$ 943	$ 2,752	$ 19,367
3 months ended 9/30/2017	$ 1,647	$ 2,994	$ 2,919	$ 2,352	$ 1,177	$ 22	$ 707	$ 2,171	$ 13,989
9 months ended 9/30/2018	$ 7,876	$ 10,269	$ 10,313	$ 9,216	$ 4,806	$ 1,882	$ 2,727	$ 8,141	$ 55,230
9 months ended 9/30/2017	$ 4,912	$ 9,361	$ 9,727	$ 7,723	$ 3,691	$ 508	$ 1,530	$ 6,041	$ 43,493

Division Assets:
9/30/2018	$ 78,642	$ 90,870	$ 85,272	$ 102,075	$ 52,142	$ 47,866	$ 41,158	$ 77,575	$ 575,600
12/31/2017	$ 66,354	$ 84,425	$ 77,886	$ 94,981	$ 49,149	$ 38,055	$ 37,053	$ 71,580	$ 519,483

	3 Months Ended 9/30/2018	3 Months Ended 9/30/2017	9 Months Ended 9/30/2018	9 Months Ended 9/30/2017
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$ 19,366	$ 13,988	$ 55,229	$ 43,493
Corporate earnings not allocated	4,004	3,785	10,588	9,650
Corporate expenses not allocated	(16,329)	(10,813)	(46,224)	(36,418)
Income taxes not allocated	(833)	(1,323)	(2,411)	(3,782)
Net Income	$ 6,208	$ 5,637	$ 17,182	$ 12,943